John Hancock Emerging Growth Fund dated 6/1/98          John Hancock European Equity Fund dated 3/1/98 as
                                                        revised June 15, 1998
John Hancock Growth Fund dated 6/1/98                   John Hancock Global Fund dated 6/1/98
John Hancock Special Equities Fund dated 3/1/98         John Hancock Global Health Sciences Fund
                                                         dated 3/1/98
John Hancock Special Opportunities Fund                 John Hancock Global Technology Fund
 dated 6/1/98 as revised 6/15/98                         dated 3/1/98
John Hancock International Fund dated 6/1/98            John Hancock Short-Term Strategic Income Fund
                                                         dated 3/1/98
John Hancock Pacific Basin Equities Fund                John Hancock World Bond Fund dated 6/1/98
 dated 3/1/98


                Supplement to Statement of Additional Information


The "INITIAL SALES CHARGE ON CLASS A SHARES" section is supplemented under the heading "Without Sales Charge" by adding:


o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.



12/1/98